PRINCIPAL ACCOUNTING POLICIES (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2016 CNY (¥)	Dec. 31, 2017 USD ($) company	Dec. 31, 2017 CNY (¥) company	Dec. 31, 2016 CNY (¥) company	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 29, 2017 ¥ / $	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Principal accounting policies
Exchange rate used for conversion of RMB into U.S. dollars in the financial statements | ¥ / $							6.5063
Cost method investments, other-than-temporary impairment charge			¥ 0	¥ 0	¥ 0
Available-for-sale investments				126,716
Unrealized gain on available-for-sale securities, net of tax effect		$ 17,015	110,702	28,876
Net income or loss attributable to mezzanine equity holders			0
Impairment of goodwill			0	0	0
Impairment of intangible assets			0	0	0
Impairment of long-lived assets recognized			0	0	0
Advertising and promotion expenses			¥ 130,355	¥ 126,205	¥ 123,745
Minimum
Principal accounting policies
Useful life of purchased intangible assets		3 years	3 years
Estimated useful lives of intangible assets arising from acquisitions		5 years	5 years
Average display period of advertisement		7 days	7 days
Value-added tax rate (as a percent)		5.00%	5.00%
Maximum
Principal accounting policies
Useful life of purchased intangible assets		10 years	10 years
Estimated useful lives of intangible assets arising from acquisitions		20 years	20 years
Average display period of advertisement		1 year	1 year
Value-added tax rate (as a percent)		6.00%	6.00%
Land use rights | Minimum
Principal accounting policies
Estimated useful lives		32 years 5 months 1 day	32 years 5 months 1 day
Land use rights | Maximum
Principal accounting policies
Estimated useful lives		50 years	50 years
Building
Principal accounting policies
Estimated useful lives		20 years	20 years
Leasehold improvements
Principal accounting policies
Estimated useful lives		Lesser of the lease period or the estimated useful life	Lesser of the lease period or the estimated useful life
Electronic equipment. | Minimum
Principal accounting policies
Estimated useful lives		3 years	3 years
Electronic equipment. | Maximum
Principal accounting policies
Estimated useful lives		5 years	5 years
Furniture and fixtures
Principal accounting policies
Estimated useful lives		5 years	5 years
Motor vehicles
Principal accounting policies
Estimated useful lives		5 years	5 years
Other assets
Principal accounting policies
Estimated useful lives		5 years	5 years
Mobile-based platform focused on short-term, on-demand work opportunities in the United States
Principal accounting policies
Equity interest						¥ 96,967
Percentage of equity interest owned		9.50%				9.50%
Companies That Provide Business Process Outsourcing Services in China
Principal accounting policies
Equity interest						¥ 300			¥ 1,000
Percentage of equity interest owned		5.00%				5.00%		5.00%	5.00%
Number of companies | company		3	3	10
Golden Finance
Principal accounting policies
Available-for-sale investments	¥ 126,716
Available-for-sale investments, percentage acquired	15.00%
Unrealized gain on available-for-sale securities, net of tax effect			¥ 110,702	¥ 28,876
Denominated in United States dollars
Principal accounting policies
Amount of cash and restricted cash held in U.S. dollars		$ 125,450				¥ 819,715		$ 193,254	¥ 1,340,603